Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of lease liabilities

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2025 (remaining six months)	797,894	111,459
2026	1,064,188	148,659
2027	-	-
2028	-	-
2029	-	-
Total lease payments	1,862,082	260,118
Less: Interest	(77,108)	(10,772)
Present value of lease liabilities	1,784,974	249,346

Schedule of Future amortization of Company’s ROU assets

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2025 (remaining six months)	701,342	97,972
2026	971,161	135,663
Total	1,672,503	233,635